Statements of Changes In Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements Captions [Line Items]
Balance	$ 172,332	$ 124,144	$ 134,838
Balance (in shares)	60,203,214
Shares issued on equity awards	$ 5,461	5,493	42,701
Stock-based compensation expenses			101
Net Income (Loss)	110	29,146	(50,448)
Foreign currency translation adjustment	4,906	13,549	(3,048)
Share buy back	(1,121)
Balance	$ 181,688	$ 172,332	124,144
Balance (in shares)	60,547,760	60,203,214
Balance (in shares)	(747,500)
Common Stock
Condensed Financial Statements Captions [Line Items]
Balance	$ 602	$ 584	$ 405
Balance (in shares)	60,203,214	58,334,115	40,547,379
Shares issued on equity awards (in shares)	1,092,046	1,869,099	17,786,736
Shares issued on equity awards	$ 11	$ 18	$ 179
Balance	$ 613	$ 602	$ 584
Balance (in shares)	61,295,260	60,203,214	58,334,115
Treasury Stock
Condensed Financial Statements Captions [Line Items]
Share buy back	$ (1,121)
Share buy back (in shares)	(747,500)
Balance	$ (1,121)
Balance (in shares)	(747,500)
Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Balance	$ 320,389	$ 314,914	$ 272,291
Shares issued on equity awards	5,450	5,475	42,522
Stock-based compensation expenses			101
Balance	325,839	320,389	314,914
Accumulated Deficit
Condensed Financial Statements Captions [Line Items]
Balance	(138,421)	(167,567)	(117,119)
Net Income (Loss)	110	29,146	(50,448)
Balance	(138,311)	(138,421)	(167,567)
Accumulated Other Comprehensive Loss
Condensed Financial Statements Captions [Line Items]
Balance	(10,238)	(23,787)	(20,739)
Foreign currency translation adjustment	4,906	13,549	(3,048)
Balance	(5,332)	(10,238)	(23,787)
Parent Company
Condensed Financial Statements Captions [Line Items]
Balance	$ 172,332	124,144	134,838
Balance (in shares)	60,203,214
Shares issued on equity awards	$ 5,461	5,493	42,701
Stock-based compensation expenses			101
Net Income (Loss)	110	29,146	(50,448)
Foreign currency translation adjustment	4,906	13,549	(3,048)
Share buy back	(1,121)
Balance	$ 181,688	$ 172,332	124,144
Balance (in shares)	60,547,760	60,203,214
Balance (in shares)	(747,500)
Parent Company | Common Stock
Condensed Financial Statements Captions [Line Items]
Balance	$ 602	$ 584	$ 405
Balance (in shares)	60,203,214	58,334,115	40,547,379
Shares issued on private placement and equity awards			17,786,736
Shares issued on equity awards (in shares)	1,092,046	1,869,099
Shares issued on equity awards	$ 11	$ 18	$ 179
Balance	$ 613	$ 602	$ 584
Balance (in shares)	61,295,260	60,203,214	58,334,115
Parent Company | Treasury Stock
Condensed Financial Statements Captions [Line Items]
Balance	$ 0
Share buy back	$ (1,121)
Share buy back (in shares)	(747,500)
Balance	$ (1,121)	$ 0
Balance (in shares)	(747,500)
Parent Company | Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Balance	$ 320,389	314,914	$ 272,291
Shares issued on equity awards	5,450	5,475	42,522
Stock-based compensation expenses			101
Balance	325,839	320,389	314,914
Parent Company | Accumulated Deficit
Condensed Financial Statements Captions [Line Items]
Balance	(138,421)	(167,567)	(117,119)
Net Income (Loss)	110	29,146	(50,448)
Balance	(138,311)	(138,421)	(167,567)
Parent Company | Accumulated Other Comprehensive Loss
Condensed Financial Statements Captions [Line Items]
Balance	(10,238)	(23,787)	(20,739)
Foreign currency translation adjustment	4,906	13,549	(3,048)
Balance	$ (5,332)	$ (10,238)	$ (23,787)